UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8699
                                   811-10019

Name of Fund:  Merrill Lynch U.S. High Yield Fund, Inc.
               Master U.S. High Yield Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


Merrill Lynch U.S. High Yield Fund, Inc.


Schedule of Investments as of June 30, 2006

                               Beneficial
                                 Interest    Mutual Funds                                                               Value
                          $   213,226,741    Master U.S. High Yield Trust                                         $   233,833,897

                                             Total Mutual Funds (Cost - $241,923,267) - 100.2%                        233,833,897

Total Investments (Cost - $241,923,267) - 100.2%                                                                      233,833,897
Liabilities in Excess of Other Assets - (0.2%)                                                                          (576,737)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   233,257,160
                                                                                                                  ===============


Master U.S. High Yield Trust


Schedule of Investments as of June 30, 2006
                                       Face
Industry                             Amount   Corporate Bonds                                                               Value
Aerospace & Defense - 0.8%    $   1,275,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                      $     1,227,187
                                    250,000   DRS Technologies, Inc., 6.625% due 2/01/2016                                241,875
                                    325,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                           289,250
                                                                                                                  ---------------
                                                                                                                        1,758,312

Airlines - 0.6%                   1,275,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                      1,276,594
                                    111,619   Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009            105,760
                                                                                                                  ---------------
                                                                                                                        1,382,354

Automotive - 3.8%                 3,000,000   American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)               2,790,000
                                  1,650,000   American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)(e)            1,534,500
                                    150,000   American Tire Distributors, Inc., 10.75% due 4/01/2013                      136,500
                                  1,700,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                           1,649,000
                                    925,000   Autonation, Inc., 7.507% due 4/15/2013 (a)(e)                               920,375
                                  1,925,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                           1,920,188
                                                                                                                  ---------------
                                                                                                                        8,950,563

Broadcasting - 1.9%                 600,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                          547,500
                                  3,150,000   Paxson Communications Corp., 8.757% due 1/15/2012 (a)(e)                  3,181,500
                                    925,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                               772,375
                                                                                                                  ---------------
                                                                                                                        4,501,375

Cable - International - 0.4%        575,000   New Skies Satellites NV, 10.414% due 11/01/2011 (a)                         593,687
                                    400,000   New Skies Satellites NV, 9.125% due 11/01/2012                              423,000
                                                                                                                  ---------------
                                                                                                                        1,016,687

Cable - U.S. - 6.1%               1,925,000   Adelphia Communications Corp., 6% due 2/15/2006 (g)(i)(k)                    14,438
                                  3,400,000   CCH I LLC, 11% due 10/01/2015                                             2,975,000
                                  3,300,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                      3,254,625
                                     25,000   Charter Communications Holdings LLC, 10% due 4/01/2009                       19,625
                                    753,000   Loral Spacecom Corp., 14% due 10/15/2015 (d)                                865,950
                                  1,787,000   PanAmSat Corp., 9% due 8/15/2014                                          1,813,805
                                  2,350,000   PanAmSat Corp., 9% due 6/15/2016 (e)                                      2,385,250
                                    450,000   Quebecor Media, Inc., 7.75% due 3/15/2016 (e)                               441,000
                                  1,450,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                  1,605,875
                                  1,325,000   Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (b)(e)                    914,250
                                                                                                                  ---------------
                                                                                                                       14,289,818

Chemicals - 6.8%                    550,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                    596,750
                                    750,000   Equistar Chemicals LP, 8.75% due 2/15/2009                                  774,375
                                  1,850,000   Equistar Chemicals LP, 10.625% due 5/01/2011                              1,986,437
                                  2,475,000   Huntsman International, LLC, 9.875% due 3/01/2009                         2,574,000
                                  2,375,000   MacDermid, Inc., 9.125% due 7/15/2011                                     2,481,875
                                  1,525,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                           1,513,562
                                  2,925,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                              3,100,500
                                    116,000   Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                     123,975
                                  1,300,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (e)                            1,339,000
                                  1,350,000   Unifi, Inc., 11.50% due 5/15/2014 (e)                                     1,306,125
                                                                                                                  ---------------
                                                                                                                       15,796,599

Consumer - Non-                   1,350,000   American Greetings Corp., 7.375% due 6/01/2016                            1,356,750
Durables - 1.2%                   1,600,000   Levi Strauss & Co., 8.875% due 4/01/2016 (e)                              1,528,000
                                                                                                                  ---------------
                                                                                                                        2,884,750

Diversified Media - 4.3%            625,000   CanWest Media, Inc., 8% due 9/15/2012                                       618,750
                                  1,000,000   Dex Media, Inc., 8% due 11/15/2013                                        1,005,000
                                    925,000   Dex Media West LLC, 9.875% due 8/15/2013                                  1,002,464
                                  4,000,000   Liberty Media Corp., 0.75% due 3/30/2023 (g)                              4,245,000
                                    525,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                       479,062
                                    350,000   RH Donnelley Corp., 6.875% due 1/15/2013 (e)                                322,000
                                    825,000   RH Donnelley Corp., 8.875% due 1/15/2016 (e)                                832,219
                                    700,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (e)                     644,000
                                    250,000   Universal City Florida Holding Co. I, 8.375% due 5/01/2010                  251,250
                                    625,000   Universal City Florida Holding Co. I, 9.899% due 5/01/2010 (a)              645,313
                                                                                                                  ---------------
                                                                                                                       10,045,058

Energy - Exploration &              950,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (e)                            945,250
Production - 2.4%                 2,400,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                    2,292,000
                                  1,000,000   Pogo Producing Co., 7.875% due 5/01/2013 (e)                              1,002,500
                                  1,400,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016                         1,312,500
                                                                                                                  ---------------
                                                                                                                        5,552,250

Energy - Other - 4.2%               550,000   Allis-Chalmers Energy, Inc., 9% due 1/15/2014 (e)                           550,000
                                  1,200,000   Copano Energy LLC, 8.125% due 3/01/2016 (e)                               1,194,000
                                  1,775,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                               1,801,625
                                    700,000   MarkWest Energy Partners LP, 8.50% due 7/15/2016 (e)                        688,450
                                    375,000   PHI, Inc., 7.125% due 4/15/2013 (e)                                         353,437
                                  1,950,000   SemGroup LP, 8.75% due 11/15/2015 (e)                                     1,940,250
                                  3,425,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                      3,202,375
                                                                                                                  ---------------
                                                                                                                        9,730,137

Financial - 2.2%                  3,475,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                      3,023,250
                                  2,125,000   Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                   2,093,125
                                                                                                                  ---------------
                                                                                                                        5,116,375

Food & Drug - 0.1%                  275,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (e)                         290,125

Food & Tobacco - 0.9%               625,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                634,375
                                    179,560   Archibald Candy Corp., 10% due 11/01/2007 (c)                                11,436
                                    400,000   Del Monte Corp., 8.625% due 12/15/2012                                      412,000
                                  1,250,000   Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                      1,100,000
                                                                                                                  ---------------
                                                                                                                        2,157,811

Gaming - 4.5%                     2,025,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                   1,956,656
                                    850,000   CCM Merger, Inc., 8% due 8/01/2013 (e)                                      803,250
                                  1,000,000   Jacobs Entertainment Co., 9.75% due 6/15/2014 (e)                         1,005,000
                                  1,375,000   Little Traverse Bay Bands of Odawa Indians,
                                              10.25% due 2/15/2014 (e)                                                  1,357,812
                                  1,750,000   MGM Mirage, 6.75% due 4/01/2013 (e)                                       1,669,062
                                    525,000   MTR Gaming Group, Inc., 9% due 6/01/2012 (e)                                526,969
                                    325,000   Pokagon Gaming Authority, 10.375% due 6/15/2014 (e)                         335,969
                                  1,375,000   Station Casinos, Inc., 6.625% due 3/15/2018                               1,244,375
                                  1,800,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                 1,696,500
                                                                                                                  ---------------
                                                                                                                       10,595,593

Health Care - 3.2%                  375,000   Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (e)                    358,125
                                    575,000   Healthsouth Corp., 10.75% due 6/15/2016 (e)                                 563,500
                                  1,250,000   Select Medical Corp., 7.625% due 2/01/2015                                1,087,500
                                  1,225,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                              1,225,000
                                  1,425,000   Tenet Healthcare Corp., 9.25% due 2/01/2015 (e)                           1,400,063
                                  1,750,000   US Oncology, Inc., 10.75% due 8/15/2014                                   1,898,750
                                    850,000   Ventas Realty, LP, 9% due 5/01/2012                                         930,750
                                                                                                                  ---------------
                                                                                                                        7,463,688

Housing - 4.5%                    3,100,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                                2,743,500
                                    400,000   Building Materials Corp. of America, 8% due 12/01/2008                      403,000
                                  1,600,000   Building Materials Corp. of America, 7.75% due 8/01/2014                  1,528,000
                                    875,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     835,625
                                  1,325,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                1,205,750
                                  2,300,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015                       1,966,500
                                  1,675,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (e)                      1,561,937
                                    325,000   Texas Industries, Inc., 7.25% due 7/15/2013                                 321,750
                                                                                                                  ---------------
                                                                                                                       10,566,062

Information                         486,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                          495,720
Technology - 3.8%                 1,797,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (g)                      2,041,841
                                  1,915,000   Quantum Corp., 4.375% due 8/01/2010 (g)                                   1,723,500
                                  1,750,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (e)                      1,815,625
                                  1,175,000   Sungard Data Systems, Inc., 9.431% due 8/15/2013 (a)(e)                   1,229,344
                                  1,900,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (e)                       1,605,500
                                                                                                                  ---------------
                                                                                                                        8,911,530

Leisure - 1.0%                    2,100,000   Host Marriott LP, 6.75% due 6/01/2016 (e)                                 2,002,875
                                    225,000   Intrawest Corp., 7.50% due 10/15/2013                                       223,875
                                                                                                                  ---------------
                                                                                                                        2,226,750

Manufacturing - 7.4%              2,550,000   Case New Holland, Inc., 6% due 6/01/2009                                  2,479,875
                                    950,000   Chart Industries, Inc., 9.125% due 10/15/2015 (e)                           969,000
                                    975,000   Columbus McKinnon Corp., 10% due 8/01/2010                                1,057,875
                                  3,750,000   EaglePicher Inc., 9.75% due 9/01/2013 (c)                                 2,512,500
                                  2,800,000   Invensys Plc, 9.875% due 3/15/2011 (e)                                    3,038,000
                                  1,024,000   Mueller Group, Inc., 10% due 5/01/2012                                    1,100,800
                                  1,295,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  1,184,925
                                  1,825,000   Sensata Technologies B.V., 8% due 5/01/2014 (e)                           1,761,125
                                  3,100,000   Superior Essex Communications LLC, 9% due 4/15/2012                       3,146,500
                                                                                                                  ---------------
                                                                                                                       17,250,600

Metal - Other - 2.0%              2,075,000   Indalex Holding Corp., 11.50% due 2/01/2014 (e)                           2,116,500
                                  1,575,000   Novelis, Inc., 8% due 2/15/2015 (e)                                       1,512,000
                                  1,225,000   RathGibson, Inc., 11.25% due 2/15/2014 (e)                                1,261,750
                                                                                                                  ---------------
                                                                                                                        4,890,250

Packaging - 0.2%                    550,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                     550,000

Paper - 5.6%                      1,050,000   Ainsworth Lumber Co. Ltd., 9.249% due 10/01/2010 (a)                      1,008,000
                                  2,190,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                           1,795,800
                                  1,750,000   Domtar, Inc., 7.125% due 8/15/2015                                        1,522,500
                                  2,069,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                2,048,310
                                  3,050,000   JSG Funding Plc, 9.625% due 10/01/2012                                    3,141,500
                                  1,300,000   NewPage Corp., 11.399% due 5/01/2012 (a)                                  1,417,000
                                  1,350,000   NewPage Corp., 12% due 5/01/2013                                          1,397,250
                                    700,000   P.H. Glatfelter Co., 7.125% due 5/01/2016 (e)                               690,983
                                                                                                                  ---------------
                                                                                                                       13,021,343

Retail - 3.5%                     2,175,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                     2,177,719
                                  1,200,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                               1,104,000
                                  1,250,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)                          1,306,250
                                  1,125,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (e)                     1,195,312
                                  2,225,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)              2,325,125
                                                                                                                  ---------------
                                                                                                                        8,108,406

Service - 5.0%                      275,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                    277,750
                                    600,000   Allied Waste North America, Inc., 6.375% due 4/15/2011                      576,000
                                  1,550,000   Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011            1,445,375
                                    850,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                              858,500
                                    250,000   Avis Budget Car Rental LLC, 7.576% due 5/15/2014 (a)(e)                     249,375
                                    450,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (e)                        436,500
                                  1,575,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                    1,567,125
                                    350,000   Corrections Corp. of America, 6.75% due 1/31/2014                           336,000
                                  1,150,000   Dycom Industries, Inc., 8.125% due 10/15/2015                             1,152,875
                                    675,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (e)                     617,625
                                    375,000   Mac-Gray Corp., 7.625% due 8/15/2015                                        378,750
                                  1,475,000   NationsRent Cos., Inc., 9.50% due 5/01/2015                               1,559,812
                                  2,425,000   United Rentals North America, Inc., 7.75% due 11/15/2013                  2,303,750
                                                                                                                  ---------------
                                                                                                                       11,759,437

Telecommunications - 3.1%         1,059,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (g)                          995,460
                                  1,275,000   ADC Telecommunications, Inc., 5.795% due 6/15/2013 (a)(g)                 1,217,625
                                  1,300,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                   1,332,500
                                  3,650,000   Windstream Corp., 8.125% due 8/01/2013 (e)                                3,723,000
                                                                                                                  ---------------
                                                                                                                        7,268,585

Utility - 6.5%                      700,000   The AES Corp., 7.75% due 3/01/2014                                          703,500
                                    947,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (g)                1,078,396
                                  1,650,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (e)                           1,625,250
                                    550,000   Edison Mission Energy, 7.75% due 6/15/2016 (e)                              540,375
                                  2,000,000   Mirant North America LLC, 7.375% due 12/31/2013 (e)                       1,930,000
                                  2,175,000   NRG Energy, Inc., 7.25% due 2/01/2014                                     2,120,625
                                  3,050,000   NRG Energy, Inc., 7.375% due 2/01/2016                                    2,973,750
                                  2,550,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                 2,562,750
                                    675,000   Sierra Pacific Resources, 8.625% due 3/15/2014                              715,059
                                    911,366   Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                           888,232
                                                                                                                  ---------------
                                                                                                                       15,137,937

                                              Total Corporate Bonds (Cost - $206,318,393) - 86.0%                     201,222,395


                                     Shares
                                       Held   Common Stocks
Cable - U.S. - 1.2%                  98,760   Loral Space & Communications Ltd. (i)                                     2,800,834

Energy - Other - 0.4%                28,446   Trico Marine Services, Inc. (i)                                             967,164

Paper - 0.3%                        385,732   Western Forest Products, Inc. (i)                                           676,358

                                              Total Common Stocks (Cost - $7,920,217) - 1.9%                            4,444,356


                                              Preferred Securities

                                       Face
                                     Amount   Capital Trusts
Health Care - 0.3%            $     656,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008               665,840

                                              Total Capital Trusts (Cost - $626,480) - 0.3%                               665,840


                                     Shares
                                       Held   Preferred Stocks
Cable - U.S. - 0.5%                   6,208   Loral Spacecom Corp. Series A, 12% (d)                                    1,229,184

Telecommunications - 0.0%                34   PTV, Inc. Series A, 10% (i)                                                     102

                                              Total Preferred Stocks (Cost - $1,232,129) - 0.5%                         1,229,286

                                              Total Preferred Securities (Cost - $1,858,609) - 0.8%                     1,895,126


                                              Warrants (f)
Health Care - 0.0%                   52,113   HealthSouth Corp. (expires 1/16/2014)                                        91,198

Wireless Communications -               950   American Tower Corp. (expires 8/01/2008)                                    416,580
0.2%

                                              Total Warrants (Cost - $61,807) - 0.2%                                      507,778


                                 Beneficial
                                   Interest   Short-Term Securities
                              $  27,505,901   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                              Series I, 4.78% (h)(j)                                                   27,505,901

                                              Total Short-Term Securities (Cost - $27,505,901) - 11.8%                 27,505,901

                                              Total Investments (Cost - $243,664,927*) - 100.7%                       235,575,556
                                              Liabilities in Excess of Other Assets - (0.7%)                          (1,741,659)
                                                                                                                  ---------------
                                              Net Assets - 100.0%                                                 $   233,833,897
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     244,389,056
                                                  =================
    Gross unrealized appreciation                 $       3,782,717
    Gross unrealized depreciation                      (12,596,217)
                                                  -----------------
    Net unrealized depreciation                   $     (8,813,500)
                                                  =================


(a) Floating rate note.

(b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Convertible security.

(h) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                        $ (6,158,101)      $  379,466


(i) Non-income producing security.

(j) Represents the current yield as of 6/30/2006.

(k) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and
       Master U.S. High Yield Trust


Date:  August 23, 2006